Prepaid Expenses and Other Current Assets (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Schedule of prepaid expenses and other current assets
Prepaid expenses		$ 31,953	$ 383,053
Advance deposit for intent acquisition	[1]	4,937,664
Deposits and others		192,596	149,236
Total prepaid expenses and other current assets		$ 5,162,213	$ 532,289

[1]	The Company entered into a letter of intent of equity acquisition with Yushu Kingo City Real Estate Development Co., Ltd. ("Yushu Kingo") on February 26, 2019. Pursuant to the Letter of Intent, the Company intended to acquire 100% of Yushu Kingo's equity by issuing new shares and using cash. The acquisition price will be subject to an audit report of a qualified auditing firm and further determined by the Company and Yushu Kingo upon completion of due diligence by the Company and necessary regulatory approval. The proposed transaction is also subject to a definitive share purchase agreement to be negotiated between the two parties, as well as other customary closing conditions. Refer to Note 19.